Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
a) Presentation of financial statements and property, plant and equipment
In April 2014, the FASB issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disposals of Components of an Entity. This accounting standard changes the requirements for reporting discontinued operations. The amendments in this ASU change the definition of what will be reported as a discontinued operation by limiting discontinued operations to disposals of components of an entity that will have a major effect on an entities operations and financial results. This ASU will be effective for disposals recorded on or after January 1, 2015. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.
b) Revenue from contracts with customers
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This accounting standard updates the revenue recognition guidance to require that entities recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU provides specific steps that entities should apply to recognize revenue. This ASU will be effective commencing January 1, 2017. The Company is currently assessing the effect the adoption of this standard will have on its consolidated financial statements.
c) Compensation - Stock Compensation
In May 2014, the FASB issued ASU No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This accounting standard update requires that performance targets affecting vesting of stock awards which could be achieved after the requisite service period be treated as a performance condition. Currently, US GAAP does not provide specific guidance regarding treatment of performance targets that could be achieved after the service period. This ASU will be effective commencing January 1, 2016, with early adoption permitted. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.
d) Presentation of Financial Statements - Going Concern
In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40). This accounting standard provides guidance on the responsibility of management in evaluating whether there is doubt about the Company's ability to continue as a going concern. For every reporting period, management will be required to complete an evaluation on whether there is substantial doubt about the Company's ability to continue as a going concern within one year from the date of the financial statement issuance. Guidance is also provided on related note disclosure should substantial doubt be raised. This ASU will be effective commencing January 1, 2017, with early adoption permitted. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.